Consolidated Statements of Operations (Unaudited) - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	3 Months Ended									7 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Net sales	$ 461,238	$ 499,419	$ 498,013	$ 439,898	$ 422,584	$ 347,263	$ 288,979	$ 291,538	$ 287,082		$ 1,859,914	$ 1,214,862	$ 1,155,163
Cost of goods sold	(355,820)				(348,119)						(1,526,406)	(1,018,806)	(957,917)
Gross profit	105,418	91,965	80,492	86,586	74,465	51,600	48,200	50,390	45,866		333,508	196,056	197,246
Selling, general and administrative expenses	(64,989)				(55,534)						(254,280)	(153,188)	(140,776)
Special charges, net	(6,022)				(8,711)						(59,185)	(33,188)	(19,592)
Other operating, net	1,423				(1,069)						(1,845)	(2,512)	287
Operating income (loss)	35,830				9,151						18,198	7,168	37,165
Other income (expense):
Interest expense	(27,633)				(17,906)						(96,153)	(55,974)	(50,414)
Debt Modification and Extinguishment Expense											15,725	3,334	0
Foreign currency and other, net	(43,923)				4,959						(27,083)	(8,851)	(5,134)
Income (loss) before income taxes	(35,726)				(3,796)						(120,763)	(60,991)	(18,383)
Income tax (provision) benefit	(4,548)				(5,700)						1,523	36,024	(7,655)
Net income (loss)	(40,274)	(30,652)	(57,151)	(21,941)	(9,496)	(2,567)	(8,267)	(7,906)	(6,227)		(119,240)	(24,967)	(26,038)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	(316)				(16)						(3,943)	(34)	0
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	(39,958)	$ (30,925)	$ (55,228)	$ (19,664)	(9,480)	$ (2,533)	$ (8,267)	$ (7,906)	$ (6,227)		(115,297)	(24,933)	(26,038)
Currency translation, net of tax	(38,139)				1,713						(35,919)	8,737	2,287
Employee benefit plans, net of tax	0				0						15,147	2,046	19,927
Net current period other comprehensive income (loss)	(38,139)				1,713						(60,424)	6,691	(17,640)
Comprehensive income (loss)	(78,413)				(7,783)						(179,664)	(18,276)	(43,678)
Less: Comprehensive income (loss) attributable to noncontrolling interest and redeemable noncontrolling interest	(9,777)				10					$ (13,020)	(13,309)	(6)	0
Comprehensive income (loss) attributable to AVINTIV Specialty Materials Inc.	$ (68,636)				$ (7,793)						$ (166,355)	$ (18,270)	$ (43,678)